GNSS BUSINESS (Notes)	12 Months Ended
Dec. 31, 2017
ACQUISITION OF GNSS BUSINESS [Abstract]
ACQUISITION OF GNSS BUSINESS [Text Block]
(c)     Acquisition of GNSS business of GlobalTop

On March 31, 2017, we completed the acquisition of substantially all of the assets of the Global Navigation Satellite System ("GNSS") embedded module business of GlobalTop Technology Inc. ("GlobalTop") for total cash consideration of $3.1 million. GlobalTop is a Taiwan-based business that specializes in the development and manufacture of a wide variety of GNSS modules and serves customers around the world.

The acquisition builds on our strategy to expand our product offerings beyond cellular, Wi-Fi and Bluetooth, servicing customers in the automotive, telematics and asset tracking markets.

We accounted for the transaction using the acquisition method and accordingly, we have recorded the tangible and intangible assets acquired and liabilities assumed on the basis of their respective fair values as at March 31, 2017. The excess of the purchase price over the final value assigned to the net assets acquired was recorded as goodwill.

The following table summarizes the final values assigned to the assets acquired at the acquisition date:

Assets acquired
Inventory	$604
Property and equipment	175
Identifiable intangible assets	1,160
Goodwill	1,206
Fair value of net assets acquired	$3,145

Goodwill of $1.2 million resulting from the acquisition consists largely of the expectation that the acquisition will expand our embedded solution portfolio for OEM customers in the key markets we serve. Goodwill is deductible for tax purposes.

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	Amount
Customer Relationships	5 years	$640
Existing Technology	3 years	410
Backlog	11 months	110
		$1,160

The amount of revenue and net earnings from the GNSS business included in our consolidated statements of operations from the acquisition date, through the year ended December 31, 2017, was $3.4 million and $nil, respectively. There was no significant impact on the Company's revenue and net earnings on a pro forma basis for all periods presented.